Taxes (Details 2) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Taxes
Net operating loss carryforwards	$ 504,051	$ 284,283
Allowance for inventory	3,299	2,202
Allowance for doubtful accounts	75,729	4,474
Allowance for long-term investments	58,717	0
Valuation allowance	(641,796)	(290,959)
Total	$ 0	$ 0